Leases - Schedule of Operating Lease Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases - Schedule of Operating Lease Activities (Details) [Line Items]
Operating lease right-of-use assets extinguished in exchange for lease liabilities	$ (181)	$ (2,115)	$ (1,347)
Operating lease expense
Total	4,604	6,581	9,337
Amortization of Operating Lease Right-of-Use Assets [Member]
Operating lease expense
Total	4,172	5,796	8,096
Interest of Operating Lease Liabilities [Member]
Operating lease expense
Total	$ 432	$ 785	$ 1,241